Events after the balance sheet date	12 Months Ended
Dec. 31, 2021
Events After Reporting Period [Abstract]
Events after the balance sheet date

37	Events after the balance sheet date
The following recently announced acquisitions form part of our strategy to grow our insurance business, helping to deliver on our strategic priority to become a market leader in Asian wealth management.
•On 11 February 2022, following the completion of all regulatory approvals, HSBC Insurance (Asia-Pacific) Holdings Limited, a wholly-owned subsidiary of the Group, acquired 100% of the issued share capital of AXA Insurance Pte Limited for $529m, subject to adjustment for closing items. This will be reflected in our 2022 results by which time determination of the initial acquisition accounting will have been completed.
•On 30 December 2021, approval was received from the China Banking and Insurance Regulatory Commission for HSBC Insurance (Asia) Limited, a wholly-owned subsidiary of the Group, to acquire the remaining 50% equity interest in HSBC Life Insurance Company Limited (HSBC Life China). Completion is expected to occur during the first half of 2022. Headquartered in Shanghai, HSBC Life China offers a comprehensive range of insurance solutions covering annuity, whole life, critical illness and unit-linked insurance products and in 2021 reported gross written premiums of approximately $0.4bn (2020: $0.3bn).
•On 28 January 2022, HSBC Insurance (Asia-Pacific) Holdings Limited notified the shareholders of Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited (‘CHOICe’) of its intention to increase its shareholding in CHOICe up to 49%. HSBC currently has a 26% shareholding which is accounted for as an associate. Any increase in shareholding is subject to agreement with other shareholders in CHOICe, as well as internal and regulatory approvals. Established in 2008, CHOICe is a life insurance company based in India with reported gross written premiums of approximately $0.7bn for the year to 31 March 2021 (31 March 2020: $0.5bn).
In 2021 HSBC Bank USA, N.A. entered into definitive sale agreements with Citizens Bank and Cathay Bank to sell approximately 90 of our retail branches along with substantially all residential mortgage, unsecured and retail business banking loans and all deposits in our branch network not associated with our Premier, Jade and Private Banking customers. The sale agreement with Cathay Bank completed on 4 February 2022 and the sale agreement with Citizens Bank completed on 18 February 2022. For further information on the transactions refer to Note 36: Business disposals on page 415.
A second interim dividend for 2021 of $0.18 per ordinary share (a distribution of approximately $3,649m) was approved by the Directors after 31 December 2021. HSBC Holdings called $2,500m 3.262% Fixed to Floating Rate Senior Unsecured Notes due March 2023 on
8 February 2022. The security will be redeemed and cancelled on 13 March 2022. These accounts were approved by the Board of Directors on 22 February 2022 and authorised for issue.